                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended December 31, 2006

Market Conditions

The Federal Open Market Committee (the ‘‘Fed’’) continued to pursue its monetary tightening policy in the first half of 2006, increasing the target federal funds rate at each of its meetings to 5.25 percent as of the end of June. In the months that followed, however, as economic growth moderated and inflation concerns eased, the Fed paused in its record two-year run of 17 consecutive rate increases, electing to keep the target rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the Fed continued to stress that policy makers considered inflation to be ‘‘uncomfortably high’’ and further actions regarding interest rates would be data dependent. In response to the Fed’s activity, U.S. Treasury rates rose during the first six months of the year, and then drifted lower throughout most of the remaining year.

Yields on municipal money market securities followed a similar path, rising during the first half of the year and falling in the second half. Despite the decline, however, yields across the money market sector still ended the year sharply higher, and the spread between one-week and one-year tax-exempt paper contracted from already compressed levels. During periods of technical supply and demand imbalances in the variable-rate demand note market, the slope of the short-term municipal curve became inverted, with shorter-maturity securities offering higher yields than those with longer maturities.

Over the 12-month period, the Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, increased from 3.25 percent to 3.52 percent. Yields for daily and weekly variable rate demand obligations (VRDO) moved over a wider range. As of year end, weekly VRDO yields stood at 3.91 percent, up from 3.51 percent at the end of 2005.

Performance Analysis

As of December 31, 2006, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $398 million and an average portfolio maturity of 23 days. For the 12-month period ended December 31, 2006, the Fund provided a total return of 2.90 percent. For the seven-day period ended December 31, 2006, the Fund provided an effective annualized yield of 3.37 percent and a current yield of 3.32 percent, while its 30-day moving average yield for December was 3.08 percent. Past performance is no guarantee of future results.

Throughout the reporting period we continued to follow our research-intensive approach, selectively investing only in those securities that we believed would add value while still meeting our conservative, risk-conscious criteria. Early in the reporting period, in anticipation of ongoing interest rate increases, we focused on daily and weekly variable-rate securities in order to quickly capitalize on rising yields and enhance the portfolio’s return while reducing its vulnerability to falling prices on longer fixed-rate instruments.

During the second half of the year, the change in Fed policy led us to believe that the target federal funds rate would remain stable through the end of the year. As such, we adopted a laddered portfolio structure by investing in securities with a range of different maturities. We also modestly reduced the portfolio’s allocation to variable-rate securities, selectively investing the proceeds in short-term commercial paper and notes in order to lock in higher yields. We continued to find reasonable value in securities with maturities of six months or less. At the end of the reporting period, 95 percent of the portfolio’s assets fell within this maturity range.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	92.1%
Municipal Notes	4.7
Tax-Exempt Commercial Paper	3.2

MATURITY SCHEDULE
1 – 30 Days	92.3%
31 – 60 Days	2.3
91 – 120 Days	0.2
121 + Days	5.2

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 – 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/06	12/31/06	07/01/06 – 12/31/06
Actual (1.52% return)	$1,000.00	$1,015.20	$3.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.94	$3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.72%.

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (92.8%)
	Arizona
$5,285	Salt River Project Agricultural Improvement & Power District, Ser 2006 A ROCs II-R Ser 9019	3.95%	01/08/07	$5,285,000
6,620	Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A ROCs II-R Ser 2153 (MBIA)	3.95	01/08/07	6,620,000
9,000	Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)	3.92	01/08/07	9,000,000
	Colorado
3,000	Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings Ser 2006	3.94	01/08/07	3,000,000
5,000	Colorado Health Facilities Authority, NCMC Inc Ser 2005 (FSA)	3.90	01/08/07	5,000,000
1,610	Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System Ser 2003 A	3.93	01/08/07	1,610,000
9,025	Colorado Springs, Utilities System Sub Lien Ser 2006 A	3.95	01/08/07	9,025,000
	Delaware
	Delaware Economic Development Authority,
2,400	Archmere Academy Inc Ser 2006	3.93	01/08/07	2,400,000
500	St Andrew’s School, Ser 2004	3.90	01/08/07	500,000
	Florida
2,300	Cape Coral, Water & Sewer Ser 2006 P-FLOATs PT-3695 (Ambac)	3.95	01/08/07	2,300,000
16,750	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A	3.76	01/08/07	16,750,000
4,000	Florida Gas Utility, Gas Supply Acquisition No 2 Ser 2006 A-1	3.91	01/08/07	4,000,000
4,000	Leesburg, The Villages Regional Hospital Ser 2006 (Radian)	3.97	01/08/07	4,000,000
10,000	Orlando Utilities Commission, Water & Electric Ser 2002 B	3.91	01/08/07	10,000,000
	Georgia
	Atlanta,
3,000	Sub Lien Tax Allocation Atlantic Station Ser 2006	4.01	01/08/07	3,000,000
3,800	Water & Wastewater Ser 2001 B (FSA)	3.93	01/08/07	3,800,000
3,500	Columbus Development Authority, Foundation Properties Inc Student Housing & Academic Facilities Ser 2006	3.96	01/08/07	3,500,000
	Hawaii
4,955	Hawaii, ROCs II-R Ser 6012 (MBIA)	3.95	01/08/07	4,955,000
	Illinois
	Chicago,
3,000	Ser 2002 B (FGIC)	3.96	01/08/07	3,000,000
3,100	Tender Notes Ser 2006	3.52	10/11/07	3,100,000
6,600	Chicago Board of Education, Ser 2004 C-2 (FSA)	3.91	01/08/07	6,600,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Illinois Development Finance Authority,
$2,575	Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)	3.95%	01/08/07	$2,575,000
3,500	Loyola Academy 1993 Ser A	3.94	01/08/07	3,500,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	3.95	01/08/07	3,400,000
2,600	Illinois Finance Authority, Rush University Medical Center Ser 2006 A-1 (MBIA)	3.89	01/08/07	2,600,000
	Indiana
6,405	Daviess County, Daviess Community Hospital Ser 2006 (Radian)	3.94	01/08/07	6,405,000
	Kentucky
9,500	Boyle County, Ephraim McDowell Health Ser 2006	3.95	01/08/07	9,500,000
9,100	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	4.00	01/02/07	9,100,000
	Louisiana
2,250	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	3.97	01/08/07	2,250,000
	Maryland
	Maryland Health & Higher Educational Facilities Authority,
7,000	Catholic Health Initiatives Ser 1997 B	3.95	01/08/07	7,000,000
4,700	Edenwald Ser 2006 B	3.94	01/08/07	4,700,000
5,000	Maryland Stadium Authority, Baltimore Convention Center Ser 2006	3.64	01/15/07	5,000,000
	Massachusetts
4,995	Massachusetts Development Finance Agency, Wentworth Institute of Technology Ser 2005 (Radian)	3.99	01/08/07	4,995,000
	Michigan
5,000	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	3.96	01/08/07	5,000,000
	Minnesota
11,460	University of Minnesota Regents, Ser 1999 A	3.97	01/08/07	11,460,000
	Mississippi
4,700	Perry County, Leaf River Forest Products Inc Ser 2002	3.93	01/08/07	4,700,000
	Nebraska
3,500	American Public Energy Agency, Gas Supply Ser 2005 A	3.88	01/08/07	3,500,000
	New Jersey
2,000	New Jersey Transit Corporation, Federal Transit Administration Grants Ser 2000 B COPs (Ambac)	5.50	09/15/07	2,026,796
	New Mexico
6,250	Santa Fe, Educational Facilities College of Santa Fe Ser 2006 (Radian)	3.96	01/08/07	6,250,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	New York
$6,500	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	3.96%	01/08/07	$6,500,000
3,000	New York State Dormitory Authority, Mount St Mary College Ser 2005 (Radian)	3.96	01/08/07	3,000,000
	North Carolina
3,125	North Carolina, Ser 2002 E	3.88	01/08/07	3,125,000
6,900	North Carolina Capital Facilities Finance Agency, Durham Academy Ser 2001	3.92	01/08/07	6,900,000
5,000	Raleigh, Downtown Improvement Ser 2005 B COPs	3.89	01/08/07	5,000,000
	Ohio
5,700	East Liverpool, East Liverpool City Hospital Ser 2006	3.96	01/08/07	5,700,000
5,000	Ohio, Common Schools Ser 2006 C	3.90	01/08/07	5,000,000
	Oregon
6,650	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	3.90	01/08/07	6,650,000
4,300	Oregon Health Sciences University, OHSU Medical Group Ser 2004 A	3.93	01/08/07	4,300,000
	Pennsylvania
7,400	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002 & 2005	3.95	01/08/07	7,400,000
400	Lancaster County Hospital Authority, Willow Valley Retirement Communities Ser 2002 B (Radian)	3.95	01/08/07	400,000
6,800	Pennsylvania Turnpike Commission, 2002 Ser A-2	3.95	01/08/07	6,800,000
5,070	Washington County Authority, Girard Estate Ser 1999	3.95	01/08/07	5,070,000
	South Carolina
1,060	Charleston Educational Excellence Financing Corporation, Ser 2005 ROCs II-R Ser 515 (AGC)	3.95	01/08/07	1,060,000
	South Carolina Jobs – Economic Development Authority,
5,000	Oconee Memorial Hospital Ser 2005 A (Radian)	3.97	01/08/07	5,000,000
1,500	Oconee Memorial Hospital Ser 2006 B	3.94	01/08/07	1,500,000
5,870	York County School District No 4, Fort Mill TOCs Ser 2004 F	3.95	01/08/07	5,870,000
	Tennessee
3,205	Clarksville Public Building Authority, Pooled Financing Ser 1997	3.90	01/08/07	3,205,000
3,800	Jackson Energy Authority, Gas System Ser 2002 (FSA)	3.91	01/08/07	3,800,000
2,900	Montgomery County Public Building Authority, Pooled Financing Ser 1999	3.90	01/08/07	2,900,000
10,600	Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B	3.96	01/08/07	10,600,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Texas
$1,600	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2006 A	3.99%	01/02/07	$1,600,000
4,400	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	3.95	01/08/07	4,400,000
3,050	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	3.63	02/15/07	3,050,000
4,210	San Antonio, Water System Sub Lien Ser 2003 B (MBIA)	3.92	01/08/07	4,210,000
1,000	Texas Transportation Commission, Mobility Fund Ser 2006-B	3.52	04/01/07	1,000,000
	Various States
3,535	JP Morgan Chase & Co, I-PUTTERs Ser 1633P	4.11	01/08/07	3,535,000
6,730	Puttable Floating Option Tax-Exempt Receipts, P-FLOATs EC-002	4.11	01/08/07	6,730,000
	Washington
8,400	King County, Sewer Ser 2006 A	3.90	01/08/07	8,400,000
3,000	Washington Health Care Facilities Authority, Swedish Health Services Ser 2006	4.00	01/08/07	3,000,000
	Washington Higher Education Facilities Authority,
6,000	University of Puget Sound Ser 2006 B	3.93	01/08/07	6,000,000
1,700	Whitman College Ser 2004	3.95	01/08/07	1,700,000
16,000	Washington State Housing Commission, Mirabella Ser 2006 A	4.00	01/02/07	16,000,000
	Wisconsin
1,300	Rhinelander, YMCA of the Northwoods Ser 2006	3.97	01/08/07	1,300,000
	Wyoming
6,900	Sweetwater County, Memorial Hospital Ser 2006 A	3.93	01/08/07	6,900,000
	Total Short-Term Variable Rate Municipal Obligations (Cost $369,011,796)			369,011,796

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Tax-Exempt Commercial Paper (3.2%)
	Massachusetts
4,000	Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1	3.72%	01/19/07	3.72%	4,000,000
	Nevada
5,900	Las Vegas Valley Water District, Water Ser 2004 B	3.62	01/18/07	3.62	5,900,000
	Texas
3,000	Dallas Area Rapid Transit, Senior Sub Lien Ser 2001	3.58	02/20/07	3.58	3,000,000
	Total Tax-Exempt Commercial Papers (Cost $12,900,000)				12,900,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNTS IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Short-Term Municipal Notes (4.7%)
	Massachusetts
$1,500	Pioneer Valley Transit Authority, Ser 2006 RANs, dtd 08/03/06	4.50%	08/03/07	4.00%	$1,504,260
	Michigan
3,000	Michigan, Fiscal 2007 Ser A, dtd 12/13/06	4.25	09/28/07	3.50	3,016,292
	New Jersey
5,000	New Jersey, Ser Fiscal 2007 A TRANs, dtd 10/05/06	4.50	06/22/07	3.54	5,022,194
	New York
3,000	Hastings, Ser 2006 BANs, dtd 10/26/06	4.25	02/01/07	3.70	3,001,445
	South Carolina
1,000	Three Rivers Solid Waste Authority, Ser 2007 BANs, dtd 12/27/06	4.50	06/01/07	3.50	1,003,717
	Texas
2,900	Texas, Ser 2006 TRANs, dtd 08/31/06	4.50	08/31/07	3.58	2,916,846
	Wisconsin
2,200	Kenosha Unified School District No 1, Ser 2006 TRANs, dtd 10/03/06	4.00	09/14/07	3.58	2,205,867
	Total Short-Term Municipal Notes (Cost $18,670,621)				18,670,621
	Total Investments (Cost $400,582,417) (a)			100.7%	400,582,417
	Liabilities in Excess of Other Assets			(0.7)	(2,794,472)
	Net Assets			100.0%	$397,787,945

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TOCs	Tender Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
†	Rate shown is the rate in effect at December 31, 2006.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.
Bond Insurance:
AGC	Assured Guaranty Corporation.
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2006

Assets:
Investments in securities, at value
(cost $400,582,417)	$400,582,417
Interest receivable	1,737,185
Prepaid expenses and other assets	62,181
Total Assets	402,381,783
Liabilities:
Payable for:
Shares of beneficial interest redeemed	4,309,528
Investment advisory fee	99,782
Distribution fee	31,192
Administration fee	15,596
Payable to bank	25,126
Accrued expenses and other payables	112,614
Total Liabilities	4,593,838
Net Assets	$397,787,945
Composition of Net Assets:
Paid-in-capital	$397,756,320
Accumulated undistributed net investment income	31,732
Accumulated net realized loss	(107)
Net Assets	$397,787,945
Net Asset Value Per Share 397,777,745 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2006

Net Investment Income:
Interest Income	$12,470,411
Expenses
Investment advisory fee	1,624,371
Distribution fee	360,971
Administration fee	180,486
Transfer agent fees and expenses	177,060
Shareholder reports and notices	79,606
Professional fees	68,177
Registration fees	47,267
Trustees’ fees and expenses	10,401
Custodian fees	19,046
Other	34,855
Total Expenses	2,602,240
Less: amounts waived	(416,970)
Less: expense offset	(19,442)
Net Expenses	2,165,828
Net Investment Income	10,304,583
Net Realized Gain	14,191
Net Increase	$10,318,774

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,304,583	$7,475,488
Net realized gain (loss)	14,191	(2,515)
Net Increase	10,318,774	7,472,973
Dividends to shareholders from net investment income	(10,304,621)	(7,475,566)
Net increase (decrease) from transactions in shares of beneficial interest	17,350,484	(59,844,860)
Net Increase (Decrease)	17,364,637	(59,847,453)
Net Assets:
Beginning of period	380,423,308	440,270,761
End of Period (Including accumulated undistributed net investment income of $31,732 and $31,770, respectively)	$397,787,945	$380,423,308

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2006

1. Organization and Accounting Policies

Morgan Stanley Tax-Free Daily Income Trust (the ‘‘Fund) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2006 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

The Investment Adviser has voluntarily agreed to cap the Fund’s operating expenses by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on a annualized basis. Such voluntary waivers may be terminated at any time without notice.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2006, aggregated $767,809,654 and $766,610,416, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2006, included in Trustees’ fees and expenses in the Statement of Operations amounted to $5,121. At December 31, 2006, the Fund had an accrued pension liability of $62,555 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2006 continued

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Shares sold	975,329,799	961,979,938
Shares issued in reinvestment of dividends	10,304,621	7,475,566
	985,634,420	969,455,504
Shares redeemed	(968,283,936)	(1,029,300,364)
Net increase (decrease) in shares outstanding	17,350,484	(59,844,860)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Federal Income Tax Status

During the year ended December 31, 2006, the Fund utilized its net capital loss carryforward of $4,195.

Permanent differences, due to capital gains retained by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
—	($10,059)	$10,059

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2006 continued

by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2006		2005		2004		2003	2002
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.029		0.018		0.006		0.004	0.008
Less dividends from net investment income	(0.029)		(0.018)		(0.006)		(0.004)	(0.008)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return	2.90%		1.86%		0.60%		0.37%	0.78%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.61	% (1)(2)	0.61	% (1)(2)	0.64	% (1)(2)	0.68%	0.68%
Net investment income	2.85	% (2)	1.82	% (2)	0.58	% (2)	0.37%	0.78%
Supplemental Data:
Net assets, end of period, in thousands	$397,788		$380,423		$440,271		$506,399	$540,227

(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2006	0.72%	2.74%
December 31, 2005	0.71	1.72
December 31, 2004	0.71	0.51

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Free Daily Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Free Daily Income Trust (the ‘‘Fund’’), including the portfolio of investments, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Free Daily Income Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 20, 2007

Morgan Stanley Tax-Free Daily Income Trust

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, and later adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1)   Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	164,947,208	8,266,631	0	0
Kathleen A. Dennis	164,656,362	8,557,477	0	0
James F. Higgins	164,818,929	8,394,910	0	0
Joseph J. Kearns	164,695,732	8,518,107	0	0
Michael F. Klein	164,635,110	8,578,729	0	0
W. Allen Reed	164,528,104	8,685,735	0	0
Fergus Reid	163,632,872	9,580,967	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2)   Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability
to pledge assets	152,426,656	10,988,500	9,530,501	268,182
Elimination of the fundamental policy restricting purchases of
securities on margin	151,995,750	11,353,020	9,596,887	268,182
Elimination of the fundamental policy prohibiting investments in oil,
gas, and other types of minerals or mineral leases	153,003,200	10,280,154	9,662,303	268,182
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers
have an interest	158,062,258	9,741,986	5,141,413	268,182
Elimination of the fundamental policy prohibiting investments for
purposes of exercising control	157,465,561	10,221,565	5,258,531	268,182
Elimination of the fundamental policy prohibiting the purchase of
common stocks and other instrument	157,775,232	10,068,634	5,101,791	268,182
Elimination of the fundamental policy regarding investments in
unseasoned companies	157,297,555	10,703,786	4,944,316	268,182

Morgan Stanley Tax-Free Daily Income Trust

Results of Special Shareholder Meeting (unaudited) continued

(3)   Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	158,044,589	9,784,143	5,116,925	268,182
Modify fundamental policy regarding borrowing money	157,602,599	10,317,813	5,025,245	268,182
Modify fundamental policy regarding loans	156,934,854	11,052,620	4,958,183	268,182
Modify fundamental policy regarding investment in commodities,
commodity contracts and futures contracts	156,408,349	11,402,262	5,135,046	268,182
Modify fundamental policy regarding issuance of senior securities	157,298,888	10,265,032	5,381,737	268,182

(4)   Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy
regarding the short sale of securities	156,507,143	11,376,824	5,061,690	268,182
Reclassification as non-fundamental the fundamental policy
prohibiting investments in other investment companies	157,580,878	10,253,208	5,111,571	268,182
Reclassification as non-fundamental the fundamental policy on the
purchase or sale of puts, calls, and combinations thereof	156,424,628	11,583,119	4,937,910	268,182

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of December 31, 2006.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)

For the year ended December 31, 2006, all of the Fund’s dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

DSTANR RA07-00149P-Y12/06	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Free Daily Income Trust Annual Report December 31, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2006

                                                            REGISTRANT            COVERED ENTITIES (1)
              AUDIT FEES........................            $ 27,600               N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES...........            $    531(2)           $   5,162,000 (2)
                   TAX FEES.....................            $  4,400(3)           $   1,389,000 (4)
                   ALL OTHER FEES...............            $    -  (5)           $         -   (5)
              TOTAL NON-AUDIT FEES..............            $  4,931              $   6,551,000

              TOTAL.............................            $ 32,531              $   6,551,000

           2005
                                                            REGISTRANT            COVERED ENTITIES (1)
              AUDIT FEES........................            $ 26,938               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    540(2)           $   3,215,745 (2)
                        TAX FEES................            $  4,923(3)           $      24,000 (4)
                        ALL OTHER FEES..........            $    -  (5)                     -   (5)
              TOTAL NON-AUDIT FEES..............            $  5,463              $   3,239,745

              TOTAL.............................            $ 32,401              $   3,239,745

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

                                       3

              (e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.     STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-----------------------
1 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
  and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

  2.     DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.     AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.     AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.     TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

  6.     ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.     PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

  9.     ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10.    COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank
Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize  himself/herself with the disclosure and compliance  requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General  Counsel  promptly if he/she knows or
                  suspects of any violation of this Code.  Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable

-----------------------
2 Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

                  policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or
C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                                DECEMBER 31, 2006

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.       Active Assets Government Securities Trust ("AA Government")
2.       Active Assets Institutional Government Securities Trust ("AA
         Institutional Government")
3.       Active Assets Institutional Money Trust ("AA Institutional Money")
4.       Active Assets Money Trust ("AA Money")
5.       Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.       Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.       Active Assets California Tax-Free Trust ("AA California")
8.       Active Assets Tax-Free Trust ("AA Tax-Free")
9.       Morgan Stanley California Tax-Free Daily Income Trust ("California
         Tax-Free Daily")
10.      Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.      Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.      Morgan Stanley Allocator Fund ("Allocator Fund")+
13.      Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14.      Morgan Stanley Developing Growth Securities Trust ("Developing
         Growth")+
15.      Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16.      Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted
         S&P 500")+
17.      Morgan Stanley European Equity Fund Inc. ("European Equity")+
18.      Morgan Stanley Financial Services Trust ("Financial Services")+
19.      Morgan Stanley Focus Growth Fund ("Focus Growth")+
20.      Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21.      Morgan Stanley Global Advantage Fund ("Global Advantage")+
22.      Morgan Stanley Global Dividend Growth Securities ("Global Dividend
         Growth")+
23.      Morgan Stanley Health Sciences Trust ("Health Sciences")+
24.      Morgan Stanley Institutional Strategies Fund ("Institutional
         Strategies")+

                                       17

25.      Morgan Stanley International Fund ("International Fund")+
26.      Morgan Stanley International SmallCap Fund ("International SmallCap")+
27.      Morgan Stanley International Value Equity Fund ("International Value")+
28.      Morgan Stanley Japan Fund ("Japan Fund")+
29.      Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
30.      Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31.      Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32.      Morgan Stanley Natural Resource Development Securities Inc. ("Natural
         Resource")+
33.      Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34.      Morgan Stanley Real Estate Fund ("Real Estate")+
35.      Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36.      Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37.      Morgan Stanley Special Growth Fund ("Special Growth")+
38.      Morgan Stanley Special Value Fund ("Special Value")+
39.      Morgan Stanley Technology Fund ("Technology")+
40.      Morgan Stanley Total Market Index Fund ("Total Market Index")+
41.      Morgan Stanley Utilities Fund ("Utilities Fund")+
42.      Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

43.      Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

44.      Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

45.      Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46.      Morgan Stanley Flexible Income Trust ("Flexible Income")+
47.      Morgan Stanley Income Trust ("Income Trust")+
48.      Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49.      Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50.      Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
         Treasury")
51.      Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52.      Morgan Stanley U.S. Government Securities Trust ("Government
         Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

53.      Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54.      Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55.      Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56.      Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

                                       18

     SPECIAL PURPOSE FUNDS

57.      Morgan Stanley Select Dimensions Investment Series ("Select
         Dimensions")
           o  Balanced Growth Portfolio
           o  Capital Opportunities Portfolio
           o  Developing Growth Portfolio
           o  Dividend Growth Portfolio
           o  Equally-Weighted S&P 500 Portfolio
           o  Flexible Income Portfolio
           o  Focus Growth Portfolio
           o  Global Equity Portfolio
           o  Growth Portfolio
           o  Money Market Portfolio
           o  Utilities Portfolio

58.      Morgan Stanley Variable Investment Series ("Variable Investment")
           o  Aggressive Equity Portfolio
           o  Dividend Growth Portfolio
           o  Equity Portfolio
           o  European Equity Portfolio
           o  Global Advantage Portfolio
           o  Global Dividend Growth Portfolio
           o  High Yield Portfolio
           o  Income Builder Portfolio
           o  Limited Duration Portfolio
           o  Money Market Portfolio
           o  Income Plus Portfolio
           o  S&P 500 Index Portfolio
           o  Strategist Portfolio
           o  Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

59.      Morgan Stanley Government Income Trust ("Government Income")
60.      Morgan Stanley Income Securities Inc. ("Income Securities")
61.      Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

62.      Morgan Stanley California Insured Municipal Income Trust ("California
         Insured Municipal")

                                       19

63.      Morgan Stanley California Quality Municipal Securities ("California
         Quality Municipal")
64.      Morgan Stanley Insured California Municipal Securities ("Insured
         California Securities")
65.      Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
66.      Morgan Stanley Insured Municipal Income Trust ("Insured Municipal
         Income")
67.      Morgan Stanley Insured Municipal Securities ("Insured Municipal
         Securities")
68.      Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
69.      Morgan Stanley Municipal Income Opportunities Trust ("Municipal
         Opportunities")
70.      Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
         Opportunities II")
71.      Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
         Opportunities III")
72.      Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
73.      Morgan Stanley New York Quality Municipal Securities ("New York Quality
         Municipal")
74.      Morgan Stanley Quality Municipal Income Trust ("Quality Municipal
         Income")
75.      Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
         Investment")
76.      Morgan Stanley Quality Municipal Securities ("Quality Municipal
         Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1. Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
           o   Active International Allocation Portfolio
           o   Emerging Markets Portfolio
           o   Emerging Markets Debt Portfolio
           o   Focus Equity Portfolio
           o   Global Franchise Portfolio
           o   Global Real Estate Portfolio
           o   Global Value Equity Portfolio
           o   International Equity Portfolio
           o   International Growth Equity Portfolio
           o   International Magnum Portfolio
           o   International Real Estate Portfolio
           o   International Small Cap Portfolio
           o   Large Cap Relative Value Portfolio
           o   Money Market Portfolio
           o   Municipal Money Market Portfolio

                                       20

           o   Small Company Growth Portfolio
           o   Systematic Active large Cap Core Portfolio
           o   Systematic Active Small Cap Core Portfolio
           o   Systematic Active Small Cap Growth Portfolio
           o   Systematic Active Small Cap Value Portfolio
           o   U.S. Large Cap Growth Portfolio
           o   U.S. Real Estate Portfolio

         Inactive Portfolios*:

           o   China Growth Portfolio
           o   Gold Portfolio
           o   Large Cap Relative Value Portfolio
           o   MicroCap Portfolio
           o   Mortgage-Backed Securities Portfolio
           o   Municipal Bond Portfolio
           o   U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

           o   Advisory Portfolio
           o   Advisory Foreign Fixed Income II Portfolio
           o   Advisory Foreign Fixed Income Portfolio
           o   Balanced Portfolio
           o   Core Fixed Income Portfolio
           o   Core Plus Fixed Income Portfolio
           o   Equity Portfolio
           o   Equity Plus Portfolio
           o   High Yield Portfolio
           o   Intermediate Duration Portfolio
           o   International Fixed Income Portfolio
           o   Investment Grade Fixed Income Portfolio
           o   Limited Duration Portfolio
           o   Long Duration Fixed Income Portfolio
           o   Mid-Cap Growth Portfolio
           o   Municipal Portfolio
           o   U.S. Mid-Cap Value Portfolio
           o   U.S. Small-Cap Value Portfolio
           o   Value Portfolio

---------------------------
* Have not commenced or have ceased operations

                                       21

         Inactive Portfolios*:
           o   Balanced Plus Portfolio
           o   Growth Portfolio
           o   Investment Grade Credit Advisory Portfolio
           o   Mortgage Advisory Portfolio
           o   New York Municipal Portfolio
           o   Targeted Duration Portfolio
           o   Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:
           o   Core Plus Fixed Income Portfolio
           o   Emerging Markets Debt Portfolio
           o   Emerging Markets Equity Portfolio
           o   Equity and Income Portfolio
           o   Equity Growth Portfolio
           o   Global Franchise Portfolio
           o   Global Real Estate Portfolio
           o   Global Value Equity Portfolio
           o   High Yield Portfolio
           o   International Growth Equity Portfolio
           o   International Magnum Portfolio
           o   Mid-Cap Growth Portfolio
           o   Small Company Growth Portfolio
           o   U.S. Mid-Cap Value Portfolio
           o   U.S. Real Estate Portfolio
           o   Value Portfolio

     Inactive Portfolios*:

           o   Balanced Portfolio
           o   Capital Preservation Portfolio
           o   Core Equity Portfolio
           o   International Fixed Income Portfolio
           o   Investment Grade Fixed Income Portfolio
           o   Latin American Portfolio
           o   Multi-Asset Class Portfolio
           o   Targeted Duration Portfolio

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

---------------------------

                                       22

     Active Portfolios:

           o  Government Portfolio
           o  Money Market Portfolio
           o  Prime Portfolio
           o  Tax-Exempt Portfolio
           o  Treasury Portfolio

     Inactive Portfolios*:

           o  Government Securities Portfolio
           o  Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.       Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.       Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.       Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
         Debt")
8.       Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.       Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global
         Opportunity")
10.      Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.      The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12       The Malaysia Fund, Inc. ("Malaysia Fund")
13.      The Thai Fund, Inc. ("Thai Fund")
14.      The Turkish Investment Fund, Inc. ("Turkish Investment")
15.      India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.      Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge
         Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.       Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.       Morgan Stanley Absolute Return Fund
2.       Morgan Stanley Institutional Fund of Hedge Funds II

---------------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2007
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust ;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2007
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2007                            /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2007                    /s/ Francis Smith
                                          ----------------------
                                          Francis Smith
                                          Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31